Earnings (Loss) Per Share	12 Months Ended
Aug. 31, 2023
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share
4.	Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted net income per share for the following periods:

Year Ended August 31,	2023	2022	2021
Net income (loss) available for ordinary shareholders (A)	$694,495	$(174,189)	$(777,892)
- continuing operations	$10,534	$(60,575)	$(17,013)
- discontinued operations	$683,961	$(113,614)	$(772,021)

Weighted average outstanding ordinary shares (B)
- basic	87,293	22,166	13,223
- diluted	87,293	22,166	13,223

Earnings (loss) per ordinary share - basic (A/B)
- Continuing operations	$0.12	$(2.73)	$(1.29)
- Discontinued operations	$7.84	$(5.13)	$(57.54)

Earnings (loss) per ordinary share - diluted (A/B)
- Continuing operations	$0.12	$(2.73)	$(1.29)
- Discontinued operations	$7.84	$(5.13)	$(57.54)

Convertible notes and warrants that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS because to do so would have been antidilutive for the periods presented and the exercise price of warrants were higher than the average prices for the period.